SUBSEQUENT EVENT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	2 Months Ended
	Dec. 31, 2011	Feb. 28, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member] Over-Allotment Option [Member]
Subsequent Event [Line Items]
Issuance of Ordinary shares and Warrants, net (Note 10b), shares		3,162,500	412,500
Shares issued, price per share		$ 4.75
Issuance of Ordinary shares and Warrants, net (Note 10b)	$ 2,497 [1]	$ 13,700

[1]	Net of issuance expenses in the amount of $ 353